Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share[Abstract]
Earnings	$ 205,544	$ 98,177	$ 108,743
Dilutive stock options, Income
Nonvested stock awards, Income
Diluted Earnings	$ 205,544	$ 98,177	$ 108,743
Earnings, Shares	16,059	16,057	16,383
Dilutive stock options, Shares	650	596	296
Nonvested stock awards, Shares	94	89	110
Diluted Earnings, Shares	16,803	16,742	16,789
Earnings per Share, Earnings	$ 12.80	$ 6.11	$ 6.64
Earnings per Share, Diluted earnings	$ 12.23	$ 5.86	$ 6.48